Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets
	December 31,	December 31,
	2014	2013
Cost	(in thousands)
Customer relationships acquired	$36,130	$36,900
Technology asset acquired	11,169	11,169
Order backlog	3,171	3,171
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Aptiv intangible asset	30,037	-
Foreign exchange movement	(2,769)	(62)
Total cost	80,909	54,349
Accumulated amortization	(32,120)	(22,550)
Foreign exchange movement	930	(445)

Net book value	$49,719	$31,354

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2015 to December 31, 2019 is as follows:

Year ended December 31 (in thousands)
2015	$6,506
2016	4,972
2017	3,990
2018	3,434
2019	1,491

$20,393